Net Loss Per Share (Details) - Schedule of Basic And Diluted Net Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Numerator:
Net income(loss) for basic and diluted net loss per share (in Dollars)	$ (47,279)	$ 18,749	$ (108,118)	$ (26,584)
Denominator:
Weighted average shares - for basic net income(loss) per share	69,093	66,772	68,432	66,356
Weighted average shares - for diluted net income(loss) per share	69,093	67,038	68,432	66,356
Net income(loss) per share
Basic net income(loss) per share (in Dollars per share)	$ (0.68)	$ 0.28	$ (1.58)	$ (0.4)